RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of transactions with related parties	c.Transactions with the related parties:
	Six months ended June 30,
	2021	2020

Cost of revenue of products	$551	$58

Purchase of Inventory	$-	$110

Schedule of balances with related parties	d.Balances with the related parties:
	June 30,
	2021	2020

Trade payables	$491	$257

Accrued expenses	$113	$725